Commitments and Contingencies	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9.	COMMITMENTS AND CONTINGENCIES

There are no contingent assets or liabilities at the date of this report. The Company is not involved in any legal or arbitration proceedings and, so far as management is aware, no such proceedings are pending or threatened against the Company.

In respect of expenditure commitments, refer to Note 14.